Financial liabilities at amortized cost - Summary of Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Local financial institutions	$ 561,149,367	$ 206,426,153
Foreign financial institutions	263,792,015	57,587,681
BCRA	1,722,610	306,398
TOTAL	$ 826,663,992	$ 264,320,232